UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                -----------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                SC-BVI Partners
Address:             747 Third Avenue
                     27th Floor
                     New York, NY 10017

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Neil H. Koffler
Title:               Vice President of Managing Partner
Phone:               (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                   New York, NY            February 13, 2004
-------------------------------  ----------------------       ----------------
    [Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                          --------------------

Form 13F Information Table Entry Total:             90
                                          --------------------

Form 13F Information Table Value Total:         $38,383
                                          --------------------
                                              (thousands)


List of Other Included Managers:

                                 NONE

                                 SC-BVI PARTNERS
                                    FORM 13F
                      FOR QUARTER ENDED December 31, 2003


                                                                                                                   ITEM 5:
                                                 ITEM 2:                            ITEM 3:         ITEM 4:       Shares or
                   ITEM 1:                       Title of                           Cusip            Fair        Principal
               Name of Issuer                    Class                              Number      Market Value       Amount
------------------------------------------------------------------------------------------------------------------------------------
Aames Fin Corp.                               Cvt. Pfd.                            00253A408         77,280       33,600 SH
Aames Fin Corp.                               Cvt. Sub. Debentures                 00253AAE1      3,068,720    3,448,000 PRN
Alloy Inc                                     Common                               019855105        315,768       60,608 SH
Ambase Corp                                   Common                               023164106        135,808      208,935 SH
Arizona Star Resources Corp                   Common                               04059G106        680,052      173,080 SH
Auspex System Inc                             Common                               052116100          6,428      200,880 SH
Baycorp Holdings Ltd.                         Common                               72728108         406,257       31,107 SH
Bear Creek Mining Corp                        Common                               07380N104         26,492       53,730 SH
Berkeley Tech Inc.                            Sponsored ADR                        08437M107        225,404      112,702 SH
Bolivar Gold Corp.                            Cvt. Sub. Debentures                 09614101          72,159       94,500 PRN
Breakwater Resources Ltd                      Common                               106902307         87,864      178,200 SH
Canyon Resources Corp.                        Common                               138869300        851,617      232,201 SH
Canyon Resources Corp.                        Common                               138869300        107,325       75,000 Warrant
Catalytica Energy System                      Common                               148884109         43,050       12,300 SH
Centrex Inc.                                  Common                               15640E103          7,020      135,000 SH
Chaus Bernard                                 Common                               162510200         48,843       48,600 SH
Chief Consolidated Mining Co.                 Common                               168628105        221,760      420,000 SH
Cinar Corp                                    Common                               171905300      1,201,047      332,700 SH
Claude Resources Inc                          Common                               182873109        629,029      378,000 SH
Computer Horizon Corp                         Common                               205908106        740,919      189,010 SH
Consolidated Tomoka Ld Co                     Common                               210226106        326,673        9,990 SH
Constellation Copper Corp                     Common                               21036T100         20,801      270,000 SH
Criticare System Inc.                         Common                               226901106        219,780       54,000 SH
Crystlex Inc                                  Common                               22942F101      1,490,400      540,000 SH
Cygne Designs Inc.                            Common                               232556100          4,687       15,120 SH
DDI Corp New                                  Common                               233162304          8,967          610 SH
Del Glbl Technologies Corp.                   Common                               245073101        206,920      103,460 SH
Diamatrics Medical Inc.                       Common                               252532106          3,433       12,260 SH
Durban Roodepoort Deep Ltd.                   Sponsored ADR                        266597301        427,950      135,000 SH
Dynatec Corp                                  Common                               267934107        183,037      134,990 SH
Education Lending Group Inc.                  Common                               28140A109      1,692,094      126,370 SH
Empire Energy Corp.                           Common                               291645208         21,364      152,600 SH
Endocare Inc.                                 Common                               26264P104        541,350      135,000 SH
Environmental Remediation HL                  Common                               29406V100         47,790      162,000 SH
EP Medsystems                                 Common                               26881P103         41,040       13,500 SH
ESG Re Ltd.                                   Common                              000G312151        246,148      703,280 SH
FNX Mining Co                                 Common                               30253R101         36,040        5,300 SH
Footstar Inc.                                 Common                               344912100        415,800      108,000 SH
Gabriel Resources Ltd.                        Common                               361970106        101,926       27,000 SH
Gold Fields Inc.                              Common                               38059T106        564,570       40,500 SH
Great Northern Explorations Ltd.              Common                               391018108         35,215        9,830 SH
HPL Technologies Inc                          Common                               40426C105         44,388      184,950 SH
Igen Int'l Inc.                               Common                               449536101      1,748,439       29,700 SH
Integrated Telecom Exp Inc                    Common                               45817U101         65,094      283,016 SH
Interpool Inc.                                Common                               46062R108        313,200       21,600 SH
Jacksonville Savings Bank                     Common                               46924P100         55,233        3,276 SH
Juina Mining Corp                             Common                               48131Q202         13,203      440,100 SH
Kensington Energy Ltd                         Common                               489906107         37,218       37,800 SH
M&F Worldwide Corp                            Common                               552541104      1,158,713       86,730 SH
Mairs Holding Inc                             Common                               560635104      1,814,125      249,193 SH
Manhattan Minerals Corp                       Common                               56310P101         52,419      162,000 SH
MDU Communication Int'l Inc                   Common                               582828109      1,653,735      845,900 SH
Merita Savings Bank                           Common                               590007100        167,741       54,110 SH


                                                                                                                  ITEM 5:
                                               ITEM 2:                                ITEM 3:      ITEM 4:       Shares or
                   ITEM 1:                     Title of                              Cusip         Fair          Principal
               Name of Issuer                   Class                                Number     Market Value      Amount
-----------------------------------------------------------------------------------------------------------------------------------
Microtune Inc.                                Common                               59514P109        607,500      270,000 SH
MK Gold Corp                                  Common                               55305P100        205,200      135,000 SH
MM Companies                                  Common                               55310J107         94,583       75,666 SH
Molex Inc.                                    Common - Class A                     608554200      2,207,922       75,330 SH
Mutual Risk Mgmt Ltd.                         Common                               628351108         33,763    1,688,156 SH
NCRIC Group Inc                               Common                              628806P103        891,203       83,681 SH
Nevsun Resources Ltd                          Common                               64156L101        755,974      146,020 SH
New Valley Corp                               Common                               649080504        116,370       27,000 SH
Next Inc.                                     Common                               65336T104        106,197       81,690 SH
Northern Orion Explorations Ltd               Common                               665575106        256,271      108,000 SH
Northern Orion Explorations Ltd               Common                               665575106         67,396       54,000 Warrant
Onyx Software Corp                            Common                               683402200         54,000       13,500 SH
Pacific North West Capital Corp               Common                               694916107        121,971      179,500 SH
Pacific North West Capital Corp               Common                               694916107          6,957       89,750 Warrant
Penn Treaty American Corp                     Common                               707874103        173,880       94,500 SH
Read Rite Corp                                Common                               755246204          4,278      855,630 SH
Rio Alto Resources                            Common                               766893101        651,606      950,320 SH
Riverstone Network Inc                        Common                               769320102            300          270 SH
SCOR                                          Sponsored ADR                        80917Q106         46,980       27,000 SH
Scpie Holding Inc                             Common                               78402P104      2,855,881      323,796 SH
Sierra Pacific Resources                      Common                               826428104      3,369,133      459,010 SH
Silk Road Resources                           Common                               827101106        106,635       86,400 SH
Silk Road Resources                           Common                               827101106         17,349       43,200 Warrant
Southern Era Resources Ltd                    Common                               843901109         51,081       12,370 SH
St. Andrew Goldfields Ltd                     Common                               787188408        243,374    1,350,000 SH
St. Andrew Goldfields Ltd                     Common                               787188408         22,231      675,000 Warrant
Stone & Webster                               Common                               861572105         37,158       65,190 SH
Tahera Corp                                   Common                               873786107        111,406      563,760 SH
Tahera Corp                                   Common                               873786107          4,941       69,660 Warrant
Techteam Global Inc                           Common                               878311109        566,260       81,010 SH
Terraquest Energy Corp.                       Common                               88103P105        232,404    1,117,260 SH
Touch  America Holdings Inc                   Common                               891539108          8,197      683,100 SH
TXU Europe Capital I-preferred                Preferred                            87316S203        442,221       83,438 SH
Venturi Partners Inc.                         Common                               82330P102        868,714       85,595 SH
Wheaton River Minerals                        Common                               962902102         19,241       13,500 Warrant
Windmill & Co Inc                             Common                               974259103        183,481       48,412 SH
Yamana Gold Inc                               Common                               98462Y100        128,968       54,000 SH
                                                                                                 38,383,366


                             ** TABLE CONTINUED **

                                 SC-BVI PARTNERS
                                    FORM 13F
                      FOR QUARTER ENDED December 31, 2003

                                                         ITEM 6:                                               ITEM 8:
                                                   INVESTMENT DISCRETION                               VOTING AUTHORITY SHARES
                                                         (b) Shares                 ITEM 7:
                   ITEM 1:                              as Defined   (c) Shared    Managers
               Name of Issuer               (a) Sole   in Instr. V     Other     See Instr. V   (a) Sole    (b) Shared     (c) None
------------------------------------------------------------------------------------------------------------------------------------
Aames Fin Corp.                             33,600      --           --           --            33,600      --            --
Aames Fin Corp.                          3,448,000      --           --           --         3,448,000      --            --
Alloy Inc                                   60,608      --           --           --            60,608      --            --
Ambase Corp                                208,935      --           --           --           208,935      --            --
Arizona Star Resources Corp                173,080      --           --           --           173,080      --            --
Auspex System Inc                          200,880      --           --           --           200,880      --            --
Baycorp Holdings Ltd.                       31,107      --           --           --            31,107      --            --
Bear Creek Mining Corp                      53,730      --           --           --            53,730      --            --
Berkeley Tech Inc.                         112,702      --           --           --           112,702      --            --
Bolivar Gold Corp.                          94,500      --           --           --            94,500      --            --
Breakwater Resources Ltd                   178,200      --           --           --           178,200      --            --
Canyon Resources Corp.                     232,201      --           --           --           232,201      --            --
Canyon Resources Corp.                      75,000      --           --           --            75,000      --            --
Catalytica Energy System                    12,300      --           --           --            12,300      --            --
Centrex Inc.                               135,000      --           --           --           135,000      --            --
Chaus Bernard                               48,600      --           --           --            48,600      --            --
Chief Consolidated Mining Co.              420,000      --           --           --           420,000      --            --
Cinar Corp                                 332,700      --           --           --           332,700      --            --
Claude Resources Inc                       378,000      --           --           --           378,000      --            --
Computer Horizon Corp                      189,010      --           --           --           189,010      --            --
Consolidated Tomoka Ld Co                    9,990      --           --           --             9,990      --            --
Constellation Copper Corp                  270,000      --           --           --           270,000      --            --
Criticare System Inc.                       54,000      --           --           --            54,000      --            --
Crystlex Inc                               540,000      --           --           --           540,000      --            --
Cygne Designs Inc.                          15,120      --           --           --            15,120      --            --
DDI Corp New                                   610      --           --           --               610      --            --
Del Glbl Technologies Corp.                103,460      --           --           --           103,460      --            --
Diamatrics Medical Inc.                     12,260      --           --           --            12,260      --            --
Durban Roodepoort Deep Ltd.                135,000      --           --           --           135,000      --            --
Dynatec Corp                               134,990      --           --           --           134,990      --            --
Education Lending Group Inc.               126,370      --           --           --           126,370      --            --
Empire Energy Corp.                        152,600      --           --           --           152,600      --            --
Endocare Inc.                              135,000      --           --           --           135,000      --            --
Environmental Remediation HL               162,000      --           --           --           162,000      --            --
EP Medsystems                               13,500      --           --           --            13,500      --            --
ESG Re Ltd.                                703,280      --           --           --           703,280      --            --
FNX Mining Co                                5,300      --           --           --             5,300      --            --
Footstar Inc.                              108,000      --           --           --           108,000      --            --
Gabriel Resources Ltd.                      27,000      --           --           --            27,000      --            --
Gold Fields Inc.                            40,500      --           --           --            40,500      --            --
Great Northern Explorations Ltd.             9,830      --           --           --             9,830      --            --
HPL Technologies Inc                       184,950      --           --           --           184,950      --            --
Igen Int'l Inc.                             29,700      --           --           --            29,700      --            --
Integrated Telecom Exp Inc                 283,016      --           --           --           283,016      --            --
Interpool Inc.                              21,600      --           --           --            21,600      --            --
Jacksonville Savings Bank                    3,276      --           --           --             3,276      --            --
Juina Mining Corp                          440,100      --           --           --           440,100      --            --
Kensington Energy Ltd                       37,800      --           --           --            37,800      --            --
M&F Worldwide Corp                          86,730      --           --           --            86,730      --            --
Mairs Holding Inc                          249,193      --           --           --           249,193      --            --
Manhattan Minerals Corp                    162,000      --           --           --           162,000      --            --
MDU Communication Int'l Inc                845,900      --           --           --           845,900      --            --
Merita Savings Bank                         54,110      --           --           --            54,110      --            --

                                                         ITEM 6                                               ITEM 8
                                                  INVESTMENT DISCRETION                               VOTING AUTHORITY SHARES
                                                        (b) Shares                 ITEM 7:
                   ITEM 1:                              as Defined   (c) Shared    Managers
               Name of Issuer              (a) Sole   in Instr. V     Other     See Instr. V   (a) Sole    (b) Shared     (c) None
------------------------------------------------------------------------------------------------------------------------------------
Microtune Inc.                             270,000      --           --           --           270,000      --            --
MK Gold Corp                               135,000      --           --           --           135,000      --            --
MM Companies                                75,666      --           --           --            75,666      --            --
Molex Inc.                                  75,330      --           --           --            75,330      --            --
Mutual Risk Mgmt Ltd.                    1,688,156      --           --           --         1,688,156      --            --
NCRIC Group Inc                             83,681      --           --           --            83,681      --            --
Nevsun Resources Ltd                       146,020      --           --           --           146,020      --            --
New Valley Corp                             27,000      --           --           --            27,000      --            --
Next Inc.                                   81,690      --           --           --            81,690      --            --
Northern Orion Explorations Ltd            108,000      --           --           --           108,000      --            --
Northern Orion Explorations Ltd             54,000      --           --           --            54,000      --            --
Onyx Software Corp                          13,500      --           --           --            13,500      --            --
Pacific North West Capital Corp            179,500      --           --           --           179,500      --            --
Pacific North West Capital Corp             89,750      --           --           --            89,750      --            --
Penn Treaty American Corp                   94,500      --           --           --            94,500      --            --
Read Rite Corp                             855,630      --           --           --           855,630      --            --
Rio Alto Resources                         950,320      --           --           --           950,320      --            --
Riverstone Network Inc                         270      --           --           --               270      --            --
SCOR                                        27,000      --           --           --            27,000      --            --
Scpie Holding Inc                          323,796      --           --           --           323,796      --            --
Sierra Pacific Resources                   459,010      --           --           --           459,010      --            --
Silk Road Resources                         86,400      --           --           --            86,400      --            --
Silk Road Resources                         43,200      --           --           --            43,200      --            --
Southern Era Resources Ltd                  12,370      --           --           --            12,370      --            --
St. Andrew Goldfields Ltd                1,350,000      --           --           --         1,350,000      --            --
St. Andrew Goldfields Ltd                  675,000      --           --           --           675,000      --            --
Stone & Webster                             65,190      --           --           --            65,190      --            --
Tahera Corp                                563,760      --           --           --           563,760      --            --
Tahera Corp                                 69,660      --           --           --            69,660      --            --
Techteam Global Inc                         81,010      --           --           --            81,010      --            --
Terraquest Energy Corp.                  1,117,260      --           --           --         1,117,260      --            --
Touch  America Holdings Inc                683,100      --           --           --           683,100      --            --
TXU Europe Capital I-preferred              83,438      --           --           --            83,438      --            --
Venturi Partners Inc.                       85,595      --           --           --            85,595      --            --
Wheaton River Minerals                      13,500      --           --           --            13,500      --            --
Windmill & Co Inc                           48,412      --           --           --            48,412      --            --
Yamana Gold Inc                             54,000      --           --           --            54,000      --            --



                             ** TABLE COMPLETE **